Restructuring and Impairment Charges (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended														0 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 04, 2012 Purchase Obligation Termination [Member] USD ($) claim quarter	Sep. 04, 2012 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2012 Purchase Obligation Termination [Member] EUR (€)	Sep. 30, 2012 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2012 2009 U.S. Plan [Member] USD ($)	Dec. 31, 2011 2009 U.S. Plan [Member] USD ($)	Dec. 31, 2010 2009 U.S. Plan [Member] USD ($)	Dec. 31, 2012 2009 U.S. Plan [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2011 2009 U.S. Plan [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2010 2009 U.S. Plan [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2012 2009 U.S. Plan [Member] Contract Termination [Member] USD ($)	Dec. 31, 2011 2009 U.S. Plan [Member] Contract Termination [Member] USD ($)	Dec. 31, 2010 2009 U.S. Plan [Member] Contract Termination [Member] USD ($)	Dec. 31, 2012 2011 Global Plan [Member] employee	Dec. 31, 2011 2011 Global Plan [Member] USD ($)	Dec. 31, 2012 2011 Global Plan [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2012 2011 Global Plan [Member] Contract Termination [Member] USD ($)	Dec. 31, 2012 2011 Global Plan [Member] Other Restructuring [Member] USD ($)	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2012 Global Plan June 2011 [Member] USD ($)	Dec. 31, 2012 Global Plan June 2011 [Member] Severance and Other Employee Benefits [Member] USD ($)	Dec. 31, 2011 Semiconductor Materials [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2012 Solar Energy [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] USD ($)
Restructuring Cost and Reserve [Line Items]
Payments for Legal Settlements							€ 15.0	€ 10.0
Litigation Settlement, Payment Installment Period, Number of Quarters					3	3
Increase (Decrease) in Other Noncurrent Assets					(10.2)
Restructuring and Related Cost, Expected Number of Positions Eliminated																		1,400
Restructuring and Related Cost, Expected Number of Positions Eliminated, Percent																		20.00%
Restructuring (Reversals) Charges	339.5	(83.5)	350.7	5.3																62.1	226.4	51.0			6.8	35.6	303.0
Restructuring and Related Cost, Expected Cost									27.9	46.0	48.3	15.5	18.8	21.0	2.9	2.9	3.0
Cash Payments									14.6	5.1	4.3	7.4	3.4	1.1	(2.9)	0	0		1.8					9.9
Assets impairment charges	365.4	20.0	381.7	0																						7.4	358.0
Goodwill, Impairment Loss	384.1	0	440.5	0																						0	384.1	440.5	440.5	0
Other than Temporary Impairment Losses, Investments	78.9	3.6	78.9	0																						0	78.9
Inventory Write-down	96.7	3.4	107.0																							14.2	82.5
Valuation Allowance, Deferred Tax Asset, Change in Amount		94.8
Loss Contingency, Claims Settled, Number					2	2
Litigation Settlement, Gross						70.0
Restructuring Reserve, Accrual Adjustment																							(69.2)
Gain on Receipt of Property Plant and Equipment		$ 31.7	$ 0	$ 0